Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—40.6%
	AUSTRALIAN DOLLAR—2.0%
	Sovereign—2.0%
120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$88,989
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	75,146
475,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	360,445
530,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	350,761
	TOTAL	875,341
	BRITISH POUND—4.3%
	Sovereign—4.3%
200,000	United Kingdom, Government of, 3.250%, 1/22/2044	346,706
110,000	United Kingdom, Government of, 4.250%, 12/7/2027	173,322
200,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	357,585
660,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	860,321
90,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	153,034
	TOTAL	1,890,968
	CANADIAN DOLLAR—1.3%
	Sovereign—1.3%
555,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	557,697
	EGYPTIAN POUND—0.3%
	Sovereign—0.3%
2,250,000	Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	144,383
	EURO—22.4%
	Consumer Products—0.5%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	228,291
	Finance—1.6%
677,000	Temasek Financial I Ltd., Sr. Unsecd. Note, Series GMTN, 0.500%, 11/20/2031	707,364
	Oil & Gas—1.6%
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	672,348
	Sovereign—18.7%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	127,909
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	266,341
295,000	France, Government of, 0.500%, 5/25/2025	338,129
220,000	France, Government of, 2.750%, 10/25/2027	283,548
300,000	France, Government of, Bond, 4.500%, 4/25/2041	545,860
370,000	France, Government of, O.A.T., 5.500%, 4/25/2029	568,948
180,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	243,237
200,000	Germany, Government of, 2.500%, 7/4/2044	332,660
410,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	718,840
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	63,903
400,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	454,281
890,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	995,789
385,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	527,697
340,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	394,907
140,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	185,230

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	EURO—continued
	Sovereign—continued
240,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	$273,349
350,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	480,499
300,000	Spain, Government of, 4.200%, 1/31/2037	465,046
400,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	471,540
285,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	347,135
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	30,117
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	105,687
	TOTAL	8,220,652
	JAPANESE YEN—9.1%
	Sovereign—9.1%
106,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,053,979
170,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,658,951
123,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,288,095
	TOTAL	4,001,025
	MEXICAN PESO—1.0%
	Sovereign—1.0%
10,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	453,542
	POLISH ZLOTY—0.2%
	Sovereign—0.2%
350,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	77,794
	TOTAL BONDS (IDENTIFIED COST $19,308,523)	17,829,405
	REPURCHASE AGREEMENTS—1.2%
$524,000	Interest in $1,560,000,000 joint repurchase agreement, 0.05% dated 2/28/2022 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $1,560,002,167 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 1/20/2072 and the market value of those underlying securities was $1,606,802,232.	524,000
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
1,978,200	EUR PUT/USD CALL, JP Morgan, Notional Amount $1,978,200, Exercise Price $1.10, Expiration Date 3/29/2022 (IDENTIFIED COST $9,317)	7,460
	PURCHASED PUT OPTION—0.0%
	Foreign Currency—0.0%
53,000	EUR CALL/USD PUT, Morgan Stanley, Notional Amount $53,000, Exercise Price $1.16, Expiration Date 3/10/2022 (IDENTIFIED COST $199)	11
	INVESTMENT COMPANY—57.5%
2,775,689	Emerging Markets Core Fund (IDENTIFIED COST $28,766,512)	25,258,767
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $48,608,551)	43,619,643
	OTHER ASSETS AND LIABILITIES - NET—0.7%[1]	291,219
	TOTAL NET ASSETS—100%	$43,910,862

At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number Of Contracts	Notional Value	Expiration Date	Value And Unrealized Appreciation (Depreciation)
Long Futures:
[2]Euro-Bund Futures	1	$187,294	March 2022	$(8,498)
[2]Euro-Oat Futures	3	$532,415	March 2022	$(15,624)
[2]Long Gilt Futures	2	$330,226	June 2022	$(321)
Short Futures:
[2]Euro-Bobl Futures	8	$1,188,079	March 2022	$440
[2]Euro-BTP Futures	2	$316,530	March 2022	$(6,070)
[2]United States Treasury Notes 10 Year	13	$1,656,688	June 2022	$(10,795)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(40,868)
The average notional value of long futures and short futures contracts held by the Fund throughout the period was $919,062 and $2,870,097, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
Put Option:
[2]Morgan Stanley	EUR PUT/USD CALL	$53,000	3/10/2022	$1.138	$(718)
(PREMIUM RECEIVED $993)					$(718)
The average market value of purchased options and written options held by the Fund throughout the period was $4,483 and $618, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/9/2022	Bank of America	63,402 AUD	$45,127	$930
3/9/2022	Bank of America	22,250 GBP	$30,257	$(406)
3/9/2022	Barclays	6,870,000 INR	$90,175	$909
3/9/2022	Credit Agricole	46,925 GBP	$62,128	$828
3/9/2022	Credit Agricole	47,000 GBP	$62,227	$830
3/9/2022	JPMorgan	$29,500	3,356,355 JPY	$299
3/9/2022	Morgan Stanley	80,461 CAD	$63,607	$(124)
3/9/2022	Morgan Stanley	1,326,000,000 IDR	$91,556	$681
3/9/2022	State Street	99,170 EUR	$111,839	$(599)
3/31/2022	Credit Agricole	900,000 EUR	$1,014,054	$(3,513)
4/25/2022	Bank of America	38,000 CAD	$29,972	$13
4/27/2022	JPMorgan	41,500 AUD	$29,563	$604
4/27/2022	JPMorgan	63,000 AUD	$45,375	$421
5/2/2022	Bank of America	600,000 EUR	$687,666	$(13,268)
5/2/2022	BNP Paribas	1,200,000,000 COP	$298,792	$3,762
5/2/2022	BNY Mellon	120,000 EUR	$136,615	$(1,736)
5/2/2022	BNY Mellon	$2,300,000	263,969,850 JPY	$677
5/2/2022	Credit Agricole	450,000,000 COP	$113,698	$(241)
5/2/2022	HSBC	220,000 AUD	$156,733	$3,199
5/2/2022	JPMorgan	650,000 AUD	$454,889	$17,640
5/2/2022	JPMorgan	1,800,000 AUD	$1,274,261	$34,279
5/2/2022	JPMorgan	1,700,000 BRL	$293,516	$30,823
5/2/2022	JPMorgan	2,840,000 EUR	$3,222,131	$(29,978)
5/3/2022	BNY Mellon	550,000 GBP	$743,505	$(5,565)

Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/9/2022	Citibank	7,150,000 JPY	$61,811	$481
Contracts Sold:
3/9/2022	Bank of America	63,402 AUD	$46,303	$246
3/9/2022	Bank of America	46,925 GBP	$64,200	$1,244
3/9/2022	Bank of America	$29,500	3,399,957 JPY	$81
3/9/2022	Citibank	80,461 CAD	$64,529	$1,046
3/9/2022	State Street	50,000 EUR	$57,200	$1,114
3/9/2022	State Street	49,170 EUR	$56,497	$1,343
3/9/2022	State Street	$30,250	22,465 GBP	$(110)
4/25/2022	Morgan Stanley	$60,500	77,676 CAD	$792
4/27/2022	Barclays	63,000 AUD	$45,729	$(67)
4/27/2022	Barclays	41,500 AUD	$30,123	$(44)
5/2/2022	Bank of America	325,000 AUD	$229,117	$(7,148)
5/2/2022	Bank of America	740,000 EUR	$847,491	$15,733
5/2/2022	BNP Paribas	1,700,000 BRL	$313,584	$(10,756)
5/2/2022	BNP Paribas	1,200,000,000 COP	$300,605	$(1,949)
5/2/2022	Citibank	800,000 AUD	$569,495	$(12,078)
5/2/2022	Credit Agricole	500,000 EUR	$565,042	$3,043
5/2/2022	Credit Agricole	$6,275,000	712,996,059 JPY	$(64,410)
5/2/2022	HSBC	1,600,000 EUR	$1,831,767	$33,371
5/2/2022	Morgan Stanley	545,000 AUD	$394,171	$(2,026)
5/2/2022	Morgan Stanley	$300,000	379,853 CAD	$(268)
5/2/2022	State Street	1,000,000 AUD	$714,310	$(12,657)
5/9/2022	BNP Paribas	7,150,000 JPY	$62,333	$40
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(12,514)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $241,435 and $124,374, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and value for Written Options Contracts are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2021	$36,800,598
Purchases at Cost	533,552
Proceeds from Sales	(10,600,000)
Change in Unrealized Appreciation/(Depreciation)	$(887,906)
Net Realized Gain/(Loss)	$(587,476)
Value as of 2/28/2022	$25,258,767
Shares Held as of 2/28/2022	2,775,689
Dividend Income	$539,244
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1
Assets, other than investments in securities, less liabilities.
2
Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$17,829,405	$—	$17,829,405
Purchased Call Option	—	7,460	—	7,460
Purchased Put Option		11		11
Repurchase Agreement	—	524,000	—	524,000
Investment Company	25,258,767	—	—	25,258,767
TOTAL SECURITIES	$25,258,767	$18,360,876	$—	$43,619,643
Other Financial Instruments:
Assets
Futures Contracts	$440	$—	$—	$440
Foreign Exchange Contracts	—	154,429	—	154,429
Liabilities
Futures Contracts	(41,308)	—	—	(41,308)
Written Put Options	—	(718)	—	(718)
Foreign Exchange Contracts	—	(166,943)	—	(166,943)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(40,868)	$(13,232)	$—	$(54,100)
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
USD	—United States Dollar